Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment Information

Year ended 30 June 2025	Australian operations $’000	Canadian operations $’000	Corporate $’000	Group / unallocated items and eliminations $’000	Total $’000
Revenue	–	223,365	–	–	223,365
Total revenue	–	223,365	–	–	223,365

Underlying EBITDA	(1,751)	(60,402)	(4,762)	–	(66,915)
Underlying depreciation and amortisation expense (1)	(2)	(39,908)	(146)	–	(40,056)
Underlying earnings adjustments (2)	–	(264,880)	(385,692)	373,171	(277,401)
Profit/(loss) from operations	(1,753)	(365,190)	(390,600)	373,171	(384,372)
Net financial expense					(358)
Loss before income tax					(384,730)
Income tax benefit					2,989
Loss after income tax					(381,741)

Underlying exploration expenditure	–	27,345	–	–	27,345
Underlying capital expenditure (3)	–	19,629	98	–	19,727
Total underlying assets	264	646,079	445,711	(439,340)	652,714
Total underlying liabilities	12	176,534	4,234	(3,512)	177,268

Year ended 30 June 2024
Revenue	–	200,873	–	–	200,873
Total revenue	–	200,873	–	–	200,873

Underlying EBITDA	(193)	(49,091)	(4,870)	–	(54,154)
Underlying depreciation and amortisation expense (1)	(2)	(33,207)	(98)	–	(33,307)
Underlying earnings adjustments (2)	(5,930)	(24,413)	(40,760)	39,496	(31,607)
Profit/(loss) from operations	(6,125)	(106,711)	(45,728)	39,496	(119,068)
Net financial income					3,622
Loss before income tax					(115,446)
Income tax expense					(3,576)
Loss after income tax					(119,022)

Underlying exploration expenditure	2,534	31,152	–	–	33,686
Underlying capital expenditure (3)	–	105,528	37	–	105,565
Total underlying assets	36	881,307	814,010	(750,307)	945,046
Total underlying liabilities	119	138,474	14,106	(3,286)	149,413

(1)
Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense and other non-cash inventory movements recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.

(2)	Refer to Note 4 (c) for further details.
(3)	Underlying capital expenditure excludes capitalised exploration expenditure.

Year ended 30 June 2023	Australian operations $’000	Canadian operations $’000	Corporate $’000	Group / unallocated items and eliminations $’000	Total $’000
Revenue	–	–	–	–	–
Total revenue	–	–	–	–	–

Underlying EBITDA	(247)	(14,604)	(8,614)	–	(23,465)
Underlying depreciation and amortisation expense (1)	–	(569)	(65)	–	(634)
Underlying earnings adjustments (2)	–	2,578	–	–	2,578
Loss from operations	(247)	(12,595)	(8,679)	–	(21,521)
Net financial income					14,821
Loss before income tax					(6,700)
Income tax expense					(3,649)
Loss after income tax					(10,349)

Underlying exploration expenditure	593	91,773	–	–	92,366
Underlying capital expenditure (3)	5	152,989	40	–	153,034
Total underlying assets	3,750	839,539	805,945	(639,661)	1,009,573
Total underlying liabilities	17	124,084	9,804	2,223	136,128

(1)
Underlying depreciation and amortisation expense is comprised of depreciation and amortisation expense and other non-cash inventory movements recognised within ‘Changes in inventories of finished goods and work in progress’. Refer to Note 7 for further details.

(2)	Refer to Note 4 (c) for further details.
(3)	Underlying capital expenditure excludes capitalised exploration expenditure.

Reconciliation of Segment Information to Statutory Results
The following table reconciles the underlying segment information to the Group’s statutory results for the year:

	2025 $’000	2024 $’000	2023 $’000
Underlying EBITDA	(66,915)	(54,154)	(23,465)
Underlying depreciation and amortisation expense	(40,056)	(33,307)	(634)
Underlying earnings adjustments
Gain on remeasurement of deferred income (1)	4,546	–	–
Income from sale of tax benefits under flow through share arrangements (2)	6,084	5,294	2,578
Impairment and write down of financial assets (3)	–	(8,134)	–
Impairment and write down of non-financial assets (4)	(271,310)	(17,066)	–
Loss on disposal of financial assets (5)	–	(1,264)	–
Merger transaction and integration costs (6)	(12,521)	–	–
Net movement in inventories relating to net realisable value adjustments (7)	(4,200)	(10,437)	–
Loss from operations	(384,372)	(119,068)	(21,521)
Net financial income/(expense)	(358)	3,622	14,821
Income tax benefit/(expense)	2,989	(3,576)	(3,649)
Loss after income tax	(381,741)	(119,022)	(10,349)

(1)	Adjustment to profit/(loss) for the Canadian operations segment.
(2)	Adjustment to profit/(loss) for the Canadian operations segment. Refer to Note 16 (a) for further details.
(3)	Adjustment to profit/(loss) for the Canadian operations segment.
(4)	Adjustment to profit/(loss) for both the Australian operations segment of nil (2024: $5.9 million; 2023: Nil) and Canadian operations segment of $271.3 million (2024: $11.2 million; 2023: Nil).
(5)	Adjustment to profit/(loss) for the Corporate segment.
(6)	Adjustment to profit/(loss) for the Corporate segment. Refer to Note 7 for further details.
(7)	Adjustment to profit/(loss) for the Canadian operations segment. Refer to Note 11 for further details.

Major Customers
The Group generates revenue from external customers who individually account for greater than 10 per cent of the Group’s total revenue. The following table sets out the applicable revenue percentage generated from each of these customers:

	2025%	2024%	2023%
External Customer 1	67	45	–
External Customer 2	33	–	–
External Customer 3	–	29	–
External Customer 4	–	25	–